Revenue and segment information (Reportable segments' liabilities reconciled to total liabilities) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Reportable segments' liabilities [line items]
Segment liabilities		¥ (303,781,641)	¥ (288,974,907)	[1],[2]
PRC GAAP [member] | Reportable segment total [member]
Reportable segments' liabilities [line items]
Segment liabilities		(297,508,896)	(283,842,936)	[1]
PRC GAAP [member] | Current income tax liabilities [member]
Reportable segments' liabilities [line items]
Segment liabilities		(231,299)	(441,225)	[1]
PRC GAAP [member] | Deferred income tax liabilities [member]
Reportable segments' liabilities [line items]
Segment liabilities		(1,050,326)	(1,288,167)	[1]
PRC GAAP [member] | Corporate liabilities [member]
Reportable segments' liabilities [line items]
Segment liabilities		(2,864,737)	(3,632,847)	[1]
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control (Note 41) [member]
Reportable segments' liabilities [line items]
Segment liabilities	[1]	0	2,715,117
Effect of transition to IFRSs [member] | Impact of other IFRS adjustments [member]
Reportable segments' liabilities [line items]
Segment liabilities	[3]	¥ (2,126,383)	¥ (2,484,849)	[1]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments of the prior year transactions. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.